Multi-Manager International Equity Strategies Fund
Third Quarter Report
May 31, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Multi-Manager International Equity Strategies Fund, May 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.8%
Issuer	Shares	Value ($)
Australia 0.6%
Beach Energy Ltd.	825,624	640,835
Brambles Ltd.	60,961	726,026
Cochlear Ltd.	30,750	2,214,873
Evolution Mining Ltd.	94,085	828,835
Northern Star Resources Ltd.	66,981	912,993
Qantas Airways Ltd.	35,414	239,631
REA Group Ltd.	2,530	270,645
Rio Tinto PLC, ADR	64,717	6,885,242
Telstra Corp., Ltd.	189,514	709,562
Transurban Group	141,888	1,526,039
Waypoint REIT Ltd.	317,273	542,285
Wesfarmers Ltd.	50,797	2,906,900
Woolworths Group Ltd.	56,128	1,419,069
Total		19,822,935
Austria 0.1%
Erste Group Bank AG	11,933	1,422,382
Erste Group Bank AG	1,786	214,042
OMV AG	6,457	464,647
voestalpine AG	3,988	225,060
Total		2,326,131
Belgium 1.0%
Anheuser-Busch InBev SA/NV	143,998	11,529,584
KBC Group NV	35,399	4,697,481
Proximus SADP	55,072	429,096
Syensqo SA	141,419	11,066,896
UCB SA	14,716	4,321,010
UCB SA, ADR	2,675	390,443
Total		32,434,510
Bermuda 0.0%
Himalaya Shipping Ltd.(a)	1	15
Brazil 0.9%
B3 SA - Brasil Bolsa Balcao	2,939,600	9,609,183
MercadoLibre, Inc.(a)	5,504	9,332,858
Petroleo Brasileiro SA, ADR	369,606	6,937,505
Common Stocks (continued)
Issuer	Shares	Value ($)
Wheaton Precious Metals Corp.	20,494	2,717,504
Total		28,597,050
Canada 2.0%
Alamos Gold, Inc., Class A	70,195	2,863,956
Alimentation Couche-Tard, Inc.	174,400	9,853,129
Barrick Mining Corp.	335,274	14,265,909
Barrick Mining Corp.	3,101	131,147
Canadian Pacific Kansas City Ltd.	143,123	12,779,488
CCL Industries, Inc., Class B	252	16,275
Constellation Software, Inc.	2,646	5,417,770
Ero Copper Corp.(a)	36,197	1,101,837
Lumine Group, Inc.(a),(b)	129,235	2,009,791
Shopify, Inc., Class A(a)	34,051	4,042,194
Stella-Jones, Inc.	69,564	3,902,931
Teck Resources Ltd., Class B	49,254	3,258,644
TFI International, Inc.	24,666	3,805,146
Total		63,448,217
Chile 0.3%
Antofagasta PLC	18,491	1,018,622
Lundin Mining Corp.	294,346	8,792,056
Total		9,810,678
China 4.2%
Agricultural Bank of China Ltd., Class H	3,074,000	2,264,064
Aluminum Corp. of China Ltd., Class H	3,734,000	5,229,290
Bank of Chongqing Co., Ltd., Class H	617,000	634,565
BOC Hong Kong Holdings Ltd., ADR	6,440	785,487
BOE Technology Group Co., Ltd., Class B	204,800	110,583
Budweiser Brewing Co., APAC Ltd.	1,125,400	1,002,895
China Galaxy Securities Co., Ltd., Class H	2,090,000	2,070,081
China Hongqiao Group Ltd.	4,000	14,343
China International Capital Corp. Ltd., Class H	1,286,000	3,220,428
China Life Insurance Co., Ltd., Class H	37,000	136,497
China National Building Material Co., Ltd., Class H	4,238,000	2,868,696
China Petroleum & Chemical Corp., Class H	1,204,000	663,683
China Southern Airlines Co., Ltd., Class H(a)	372,000	184,608
China Taiping Insurance Holdings Co., Ltd.	642,800	1,632,018

Multi-Manager International Equity Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
China Zheshang Bank Co., Ltd., Class H	2,148,000	663,578
CITIC Ltd.	118,000	197,914
Contemporary Amperex Technology Co., Ltd., Class A	130,545	8,186,094
COSCO SHIPPING Holdings Co., Ltd., Class H	666,000	1,204,302
Dongyue Group Ltd.	140,000	292,017
Futu Holdings Ltd., ADR	55	5,724
Geely Automobile Holdings Ltd.	1,172,000	2,814,511
GF Securities Co., Ltd.	87,800	181,030
Goldwind Science & Technology Co., Ltd., Class H	1,416,000	2,479,134
Haier Smart Home Co., Ltd., Class H	53,400	134,236
Haitian International Holdings Ltd.	45,000	113,648
Huaxin Building Materials Group Co., Ltd., Class H	63,100	118,037
Inner Mongolia ERDOS Resources Co., Ltd., Class B	125,500	157,503
J&T Global Express Ltd(a)	1,875,200	2,160,683
JD Logistics, Inc.(a),(b)	839,600	1,381,429
Jiangxi Copper Co., Ltd., Class H	84,000	378,249
Kweichow Moutai Co., Ltd., Class A	13,200	2,584,461
Lee & Man Paper Manufacturing Ltd.	1,651,000	638,818
Lenovo Group Ltd.	838,000	2,568,104
Lenovo Group Ltd., ADR	11,572	711,099
Lygend Resources & Technology Co., Ltd., Class H(b)	200	268
Midea Group Co., Ltd.	593,900	7,094,107
Orient Securities Co., Ltd., Class H	2,737,600	1,989,861
PDD Holdings, Inc., ADR(a)	25,670	2,167,575
People’s Insurance Co. Group of China Ltd. (The), Class H	209,000	138,130
PetroChina Co., Ltd., Class H	142,000	197,400
PICC Property & Casualty Co., Ltd., Class H	132,000	244,990
Ping An Insurance Group Co. of China Ltd., Class H	852,500	6,529,417
Precision Tsugami China Corp., Ltd.	73,000	508,007
Sany Heavy Industry Co., Ltd., Class H(a)	20,800	51,503
Silergy Corp.	256,000	4,872,758
Simcere Pharmaceutical Group Ltd.(b)	565,000	718,785
Sino Biopharmaceutical Ltd.	2,290,000	1,459,405
Sinotruk Hong Kong Ltd.	309,000	1,469,082
Common Stocks (continued)
Issuer	Shares	Value ($)
SITC International Holdings Co., Ltd.	246,000	1,088,485
Sunny Optical Technology Group Co., Ltd.	56,600	606,222
Sunshine Insurance Group Co., Ltd.	1,605,500	725,909
Tencent Holdings Ltd.	789,072	42,871,556
Tencent Music Entertainment Group, ADR	284,517	2,623,247
Weichai Power Co., Ltd., Class H	693,000	3,681,415
WuXi Biologics Cayman, Inc.(a)	453,000	1,937,521
Yangzijiang Shipbuilding Holdings Ltd.	1,939,500	5,533,220
Zijin Mining Group Co., Ltd., Class H	404,000	1,693,657
ZTO Express (Cayman), Inc., ADR	51,919	1,148,448
Total		137,138,777
Denmark 1.8%
AP Moller - Maersk A/S, Class A	139	338,444
Coloplast A/S, Class B	95,200	5,844,258
Danske Bank A/S	31,685	1,666,663
DSV A/S	54,294	13,582,093
Genmab A/S(a)	2,984	782,177
Genmab A/S, ADR(a)	47,510	1,250,938
Novo Nordisk A/S, ADR	10,848	494,452
Novo Nordisk A/S, Class B	572,200	26,146,772
Novonesis Novozymes, Class B	97,519	5,665,667
Rockwool A/S, Class B	4,430	138,704
Tryg AS	3,200	75,216
Vestas Wind Systems A/S	47,080	1,320,964
Total		57,306,348
Finland 0.9%
KONE OYJ, Class B	130,201	7,782,201
Neste OYJ	20,509	673,635
Nokia OYJ(a)	50,024	731,190
Nokia OYJ	214,267	3,147,110
Nokia OYJ, ADR	1,026,848	15,238,424
Orion Oyj, Class B	4,894	408,781
Wartsila OYJ	22,323	905,948
Total		28,887,289
Multi-Manager International Equity Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
France 10.8%
Air Liquide SA	48,400	9,998,652
Airbus Group SE	74,266	15,508,761
Airbus SE	2,072	433,930
Airbus SE, ADR	15,182	790,603
Alstom SA(a)	1,728,752	34,504,920
Ateme SA(a)	3,080	49,936
AXA SA	48,922	2,255,958
BNP Paribas SA	402,095	43,342,937
BNP Paribas SA, ADR	40,121	2,160,115
Bouygues SA	8,912	521,466
Capgemini SE(a)	48,905	5,810,152
Carmila SA	11,634	225,391
Cie de Saint-Gobain SA	347,256	31,468,671
Credit Agricole SA	49,343	950,653
Danone SA	87,663	6,232,841
Dassault Aviation SA	1,524	541,439
Dassault Systemes SE	270,468	5,933,915
Edenred SE	186,645	5,063,244
Gecina SA	2,205	188,484
Hermes International SCA	4,540	8,484,030
Kering SA	186,684	54,982,106
Klepierre	9,781	399,003
L’Oreal SA	20,600	9,089,701
LVMH Moet Hennessy Louis Vuitton SE	55,182	30,181,694
Nexans SA	20,206	3,717,349
Rubis SCA	40,494	1,672,597
Safran SA	30,904	10,991,081
Safran SA, ADR	5,200	463,008
Sanofi SA	185,337	16,246,483
Schneider Electric SE	17,500	5,496,458
Societe Generale SA	276,593	22,990,728
Thales SA	3,015	845,897
TotalEnergies SE	198,875	17,449,857
Total		348,992,060
Common Stocks (continued)
Issuer	Shares	Value ($)
Germany 8.2%
Adidas AG	80,481	15,545,353
Adidas AG, ADR	8,151	790,769
Aumovio SE(a)	2,598	121,515
Bayer AG, Registered Shares	46,839	1,991,912
Beiersdorf AG	6,955	559,162
BioNTech SE, ADR(a)	19,047	1,827,560
CTS Eventim AG & Co. KGaA	2,732	197,216
Daimler Truck Holding AG	207,137	10,135,509
Deutsche Bank AG, Registered Shares	604,639	19,593,393
Deutsche Boerse AG	40,418	11,644,901
Deutsche Lufthansa AG, Registered Shares	1,451,029	14,426,915
Deutsche Telekom AG, Registered Shares	982,363	32,982,925
E.ON SE	166,683	3,538,427
Fresenius SE & Co. KGaA	20,214	853,558
GEA Group AG	6,978	449,821
Infineon Technologies AG	476,127	45,144,256
KION Group AG	1,890	96,353
Krones AG(a)	5,227	719,039
Mercedes-Benz Group AG, Registered Shares	13,346	810,343
Merck KGaA	61,900	9,427,005
Montana Aerospace AG(a),(b)	37,258	1,120,859
MTU Aero Engines AG	3,658	1,334,572
Nemetschek SE	8,349	601,207
Rational AG	4,123	3,154,709
SAP SE	270,939	49,011,356
SAP SE, ADR	40,510	7,364,313
Scout24 SE	85,184	7,164,444
Siemens AG, Registered Shares	58,422	18,317,651
Siemens Energy AG	34,090	6,453,718
Siemens Healthineers AG	1,080	43,876
Total		265,422,637
Greece 0.3%
Eurobank SA	1,656,986	7,717,695
National Bank of Greece SA	106,549	1,843,252
Total		9,560,947

Multi-Manager International Equity Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Hong Kong 3.2%
AIA Group Ltd.	3,445,800	36,145,675
AIA Group Ltd., ADR	165,255	6,945,668
BOC Hong Kong Holdings Ltd.	2,466,500	15,071,148
CK Asset Holdings Ltd.	98,500	594,706
CLP Holdings Ltd.	75,500	736,760
Galaxy Entertainment Group Ltd.	111,000	442,109
Galaxy Entertainment Group Ltd., ADR	30,716	613,091
Henderson Land Development Co., Ltd.	49,000	193,457
HKT Trust & HKT Ltd.	174,000	268,652
Hong Kong Exchanges & Clearing Ltd., ADR	5,060	258,870
Hong Kong Exchanges and Clearing Ltd.	411,200	20,995,857
Hongkong Land Holdings Ltd.	157,900	1,203,659
Kerry Properties Ltd.	53,000	140,110
Link REIT (The)	136,300	702,601
Man Wah Holdings Ltd.	249,600	115,772
Melco Resorts & Entertainment Ltd., ADR(a)	247,757	1,377,529
MTR Corp.	82,500	331,958
Orient Overseas International Ltd.	26,500	460,503
Plover Bay Technologies Ltd.	675,000	732,666
Power Assets Holdings Ltd.	64,500	494,604
Sands China Ltd.	1,296,800	2,533,466
Sun Hung Kai Properties Ltd.	73,500	1,234,413
Swire Pacific Ltd., Class A	18,500	192,518
Techtronic Industries Co., Ltd.	496,500	7,370,840
Techtronic Industries Co., Ltd., ADR	32,372	2,404,107
Texwinca Holdings Ltd.	5,260,000	726,292
WH Group Ltd.	418,000	482,387
Wharf Real Estate Investment Co., Ltd.	75,000	229,856
Wynn Macau Ltd.	215,200	155,279
Total		103,154,553
India 0.3%
HDFC Bank Ltd., ADR	217,788	5,178,998
ICICI Lombard General Insurance Co., Ltd.	181,874	3,430,199
Total		8,609,197
Common Stocks (continued)
Issuer	Shares	Value ($)
Indonesia 0.4%
Jardine Matheson Holdings Ltd.	136,200	9,050,337
PT Bank Mandiri Persero Tbk	12,613,007	2,880,130
Total		11,930,467
Ireland 0.3%
AIB Group PLC	135,604	1,595,775
AIB Group PLC	33,720	396,077
Bank of Ireland Group PLC	65,569	1,332,296
Cairn Homes PLC	143,392	393,879
Kingspan Group PLC	62,429	5,706,628
Total		9,424,655
Israel 0.2%
Bank Hapoalim BM	63,226	1,621,132
Bank Leumi Le-Israel BM	80,660	2,040,781
Elbit Systems Ltd.	585	532,795
Elbit Systems Ltd.	657	578,745
Mizrahi Tefahot Bank Ltd.	7,335	562,033
NiCE Ltd.(a)	2,641	238,466
Nova Measuring Instruments Ltd.(a)	212	110,290
Phoenix Financial Ltd.	10,718	707,896
Total		6,392,138
Italy 4.7%
Banca Generali SpA	17,638	1,124,677
Banca Mediolanum SpA	10,937	252,381
Banca Monte dei Paschi di Siena SpA	696,430	7,490,192
Enav SpA	389,224	2,448,343
Enel SpA	895,666	10,050,433
ENI SpA	82,391	2,155,600
Ferrari NV	22,770	7,824,024
FinecoBank Banca Fineco SpA	348,943	8,513,922
Generali	780,121	35,132,921
Infrastrutture Wireless Italiane SpA	36,370	283,238
Intesa Sanpaolo SpA	1,012,972	6,845,735
Leonardo SpA, ADR	14,077	444,270
Leonardo-Finmeccanica SpA	19,852	1,260,703
Poste Italiane SpA	423,856	12,516,846
Prysmian SpA	13,897	2,393,995
Recordati Industria Chimica e Farmaceutica SpA	79,515	4,775,148
Multi-Manager International Equity Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Ryanair Holdings PLC, ADR	94,584	5,748,816
Technoprobe SpA(a)	167,259	6,269,376
Telecom Italia SpA(a)	533,280	453,022
UniCredit SpA	413,950	35,727,606
Unipol Assicurazioni SpA	17,840	441,064
Total		152,152,312
Ivory Coast 0.0%
Endeavour Mining PLC	4,508	282,484
Endeavour Mining PLC	9,207	565,923
Total		848,407
Japan 17.5%
Advantest Corp.	88,100	14,403,955
AGC, Inc.	18,500	805,769
Aida Engineering Ltd.	15,000	106,097
Aisin Corp.	288,000	4,365,181
Ajinomoto Co., Inc.	21,900	707,612
ANA Holdings, Inc.	80,900	1,515,201
Asahi Intecc Co., Ltd.	12,700	299,896
Asahi Kasei Corp.	68,900	772,857
Astellas Pharma, Inc.	323,500	4,607,894
AUTOSERVER Co., Ltd.	22,600	399,170
Bandai Namco Holdings, Inc.	29,100	663,861
B-R31 Ice Cream Co., Ltd.	50,800	1,314,137
Brother Industries Ltd.	129,900	3,056,262
Canon, Inc.	57,300	1,523,861
Capcom Co., Ltd.	437,600	8,286,828
Central Japan Railway Co.	199,600	4,365,765
Chubu Electric Power Co., Inc.	35,300	648,114
Daido Steel Co., Ltd.	17,700	231,232
Daiichi Sankyo Co., Ltd.	89,400	1,504,651
Daikin Industries Ltd.	78,500	11,301,309
Denso Corp.	87,400	1,039,834
Digital Arts, Inc.	2,900	72,595
Don Quijote Holdings Co., Ltd.	84,600	464,802
East Japan Railway Co.	51,500	1,096,914
Eisai Co., Ltd.	18,400	457,478
ENEOS Holdings, Inc.	137,100	1,123,346
FANUC Corp.	352,200	17,304,175
Fast Retailing Co., Ltd.	24,300	12,593,148
Common Stocks (continued)
Issuer	Shares	Value ($)
FUJIFILM Holdings Corp.	83,400	1,733,840
Glory Ltd.	43,000	1,101,192
Hankyu Hanshin Holdings, Inc.	14,100	414,594
Hitachi Ltd.	97,400	3,152,793
Honda Motor Co., Ltd.	199,200	1,790,007
Hoya Corp.	78,600	13,348,414
Idemitsu Kosan Co., Ltd.	45,000	395,099
Inpex Corp.	846,000	19,023,572
IT Holdings Corp.	9,400	200,327
Japan Airlines Co., Ltd.	9,200	157,392
Japan Exchange Group, Inc.	201,300	2,459,133
Japan Post Bank Co., Ltd.	246,000	4,740,715
Japan Post Holdings Co., Ltd.	599,500	7,775,047
Japan Post Insurance Co., Ltd.	236,400	2,120,167
JFE Holdings, Inc.	29,900	319,721
Kansai Electric Power Co., Inc. (The)	47,600	697,565
Kao Corp.	33,000	1,263,807
KDDI Corp.	1,047,700	18,010,434
Keyence Corp.	46,300	23,267,365
Kikkoman Corp.	44,700	390,965
Kintetsu Department Store Co., Ltd.	150,500	1,630,886
Kioxia Holdings Corp.(a)	80,200	33,025,436
Kirin Holdings Co., Ltd.	203,200	3,458,261
Konami Holdings Corp.	5,400	641,447
Kumiai Chemical Industry Co., Ltd.	400	1,922
Kyocera Corp.	168,700	3,688,635
Kyowa Hakko Kirin Co., Ltd.	11,900	187,002
Lasertec Corp.	63,000	15,929,189
LY Corp.	137,300	356,544
Makita Corp.	87,000	3,019,502
Mitsubishi Chemical Group Corp.	58,100	417,500
Mitsui Fudosan Co., Ltd.	277,600	2,657,288
Money Forward, Inc.(a)	95,100	2,598,956
MonotaRO Co., Ltd	237,980	2,812,694
MS&AD Insurance Group Holdings, Inc.	64,500	1,726,081
Murata Manufacturing Co., Ltd.	77,500	4,881,315
NEC Corp.	56,900	1,474,842
Nexon Co., Ltd.	56,100	788,630
Nihon M&A Center Holdings, Inc.	760,000	3,113,841

Multi-Manager International Equity Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Nintendo Co., Ltd.	50,850	2,275,482
Nippon Paint Holdings Co., Ltd	710,900	4,713,139
Nippon Sanso Holdings Corp.	8,800	341,012
Nippon Shinyaku Co., Ltd.	35,900	945,977
Nippon Yusen KK	58,600	1,952,574
Nisshin Seifun Group, Inc.	35,600	438,796
Nitto Denko Corp.	375,100	7,029,307
Nomura Holdings, Inc.	145,200	1,170,186
Nomura Research Institute Ltd.	186,400	5,971,181
Obic Co., Ltd.	229,300	5,777,485
Oracle Corp. Japan	1,900	102,799
Oriental Land Co., Ltd.	53,700	772,241
Osaka Gas Co., Ltd.	86,300	2,900,081
OSG Corp.	17,300	371,938
Otsuka Corp.	14,700	267,185
Otsuka Holdings Co., Ltd.	38,900	2,857,983
Penta-Ocean Construction Co., Ltd.	24,900	277,606
Press Kogyo Co., Ltd.	149,800	787,239
Recruit Holdings Co., Ltd.	194,600	13,013,031
Renesas Electronics Corp.	1,712,000	47,658,159
Ricoh Co., Ltd.	154,600	1,414,228
Ryohin Keikaku Co., Ltd.	26,200	638,776
San-Ai Obbli Co., Ltd.	38,500	513,263
Sanrio Co., Ltd.	46,500	249,981
Seiko Epson Corp.	109,200	2,008,521
Sekisui Chemical Co., Ltd.	17,500	251,662
Shikoku Electric Power Co., Inc.	86,700	793,512
Shimadzu Corp.	12,100	286,662
Shimano, Inc.	21,533	2,228,634
Shin-Etsu Chemical Co., Ltd.	252,000	12,232,761
SMC Corp.	82,888	36,050,165
SoftBank Group Corp.	159,500	7,503,214
Sompo Holdings, Inc.	779,000	28,785,743
Sony Financial Group, Inc.	311,800	274,084
Sony Group Corp.	791,815	17,079,601
Sony Group Corp., ADR	202,622	4,370,557
Subaru Corp.	240,200	3,645,365
Sugi Holdings Co., Ltd.	200	3,457
Sumitomo Mitsui Financial Group, Inc.	267,400	9,752,851
Common Stocks (continued)
Issuer	Shares	Value ($)
Sumitomo Mitsui Trust Group, Inc.	192,400	6,627,660
Sumitomo Pharma Co., Ltd.(a)	22,200	225,855
Suntory Beverage & Food Ltd.	44,100	1,191,226
Suzuken Co., Ltd.	27,100	901,343
Suzuki Motor Corp.	105,300	1,304,042
Sysmex Corp.	25,800	225,603
T&D Holdings, Inc.	24,200	636,547
Takeda Pharmaceutical Co., Ltd.	227,700	7,268,434
Takeda Pharmaceutical Co., Ltd. ADR	84,925	1,355,403
TDK Corp.	91,400	2,367,473
Terumo Corp.	596,000	8,962,002
Toei Co., Ltd.	9,000	333,221
Toho Co., Ltd.	28,500	219,926
Tokyo Electric Power Co. Holdings, Inc.(a)	49,300	174,681
Tokyo Electron Ltd.	37,200	12,475,933
Tokyo Gas Co., Ltd.	16,400	655,661
Tokyu Corp.	65,300	654,784
Toray Industries, Inc.	90,500	676,558
TOTO Ltd.	26,300	1,264,935
Toyota Motor Corp.	25,600	484,294
Tsuruha Holdings, Inc.	10,915	135,114
Unicharm Corp.	575,200	3,424,510
United Arrows Ltd.	56,700	888,246
West Japan Railway Co.	17,600	290,291
Yamaha Corp.	163,000	1,183,110
Yokogawa Electric Corp.	10,800	338,998
Zensho Holdings Co., Ltd.	5,100	257,842
Zuken, Inc.	65,800	1,925,433
Total		563,959,627
Kazakhstan 0.1%
Kaspi.KZ JSC, ADR	40,369	3,649,358
Luxembourg 0.2%
ArcelorMittal SA	80,007	5,507,878
Eurofins Scientific SE	7,274	529,155
Total		6,037,033
Mexico 0.0%
Fresnillo PLC	11,109	488,123
Multi-Manager International Equity Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Netherlands 5.8%
ABN AMRO Bank NV	27,328	1,086,052
Adyen NV(a)	4,043	4,428,571
Aegon Ltd.	67,592	573,322
Argenx SE(a)	4,198	3,509,250
ASM International NV	2,092	2,182,824
ASML Holding NV	49,319	79,745,575
ASML Holding NV	3,406	5,493,061
ASML Holding NV	374	601,855
Heineken NV	254,642	19,886,222
IMCD NV	51,588	5,312,843
ING Groep NV	673,777	20,870,537
Koninklijke Philips NV	967,058	25,675,362
Magnum Ice Cream Co. NV (The)(a)	148,233	2,393,512
NN Group NV	12,089	1,009,146
Shell PLC, ADR	46,925	3,947,331
Universal Music Group NV	337,700	7,579,995
Wolters Kluwer NV	48,427	3,443,000
Total		187,738,458
New Zealand 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	12,348	276,025
Xero Ltd.(a)	7,949	431,938
Total		707,963
Nigeria 0.0%
Airtel Africa PLC	44,541	210,309
Norway 0.4%
Aker BP ASA	15,031	540,749
Equinor ASA	38,174	1,379,975
Equinor ASA	1,307	47,183
Equinor ASA, ADR	169,438	6,098,074
Kongsberg Gruppen ASA	21,083	757,227
Kongsberg Maritime AS(a)	22,610	142,608
Panoro Energy ASA(a)	66,980	227,659
SalMar ASA	72,456	4,501,394
Telenor ASA	31,077	507,842
Total		14,202,711
Panama 0.1%
Copa Holdings SA, Class A	26,625	3,804,446
Common Stocks (continued)
Issuer	Shares	Value ($)
Peru 0.2%
Credicorp Ltd.	16,245	5,566,024
Portugal 0.2%
Banco Comercial Portugues SA	362,500	410,610
CTT-Correios de Portugal SA	96,201	680,359
EDP-Energias de Portugal SA	738,453	3,760,685
Galp Energia SGPS SA	82,919	1,807,017
Jeronimo Martins SGPS SA	13,965	295,804
Jeronimo Martins SGPS SA, ADR	4,589	193,702
Total		7,148,177
Russian Federation —%
Gazprom PJSC(a),(c),(d),(e),(f)	1,247,200	0
GMK Norilskiy Nickel PAO(a),(c),(d),(e),(f)	2,020,100	0
Lukoil PJSC(a),(c),(d),(e),(f)	31,251	—
MMC Norilsk Nickel PJSC, ADR(a),(c),(d),(f)	5	—
Rosneft Oil Co. PJSC(a),(c),(d),(e),(f)	563,548	0
Sberbank of Russia PJSC(a),(c),(d),(e),(f),(g)	436,630	0
Total		0
Saudi Arabia 0.0%
East Pipes Integrated Co. for Industry	6,299	328,832
Electrical Industries Co.	76,552	318,439
Total		647,271
Singapore 1.3%
CapitaLand Ascendas REIT	3,747,300	7,343,854
Keppel Corp., Ltd.	69,000	581,879
Keppel REIT	0	—
Sea Ltd. ADR(a)	41,352	3,743,597
Singapore Exchange	42,700	732,034
Singapore Technologies Engineering Ltd.	79,300	707,634
Singapore Telecommunications Ltd.	2,341,000	7,965,818
STMicroelectronics NV	14,909	1,020,267
STMicroelectronics NV	18,524	1,270,695
United Overseas Bank Ltd.	639,500	18,841,003
Total		42,206,781

Multi-Manager International Equity Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
South Africa 0.4%
Anglo American PLC	44,589	2,386,287
Anglo American PLC	10,337	558,019
Discovery Ltd.	557,014	9,561,473
Total		12,505,779
South Korea 1.6%
KT&G Corp.	14,298	1,746,440
Samsung Electronics Co., Ltd.	83,086	17,430,915
Samsung Electronics Co., Ltd. GDR	5,768	30,598,543
Samsung Fire and Marine Co., Ltd.	8,196	3,092,992
Total		52,868,890
Spain 1.8%
ACS Actividades de Construccion y Servicios SA	8,488	1,230,274
Amadeus IT Group SA, Class A	113,600	7,246,767
Banco Bilbao Vizcaya Argentaria SA	245,837	5,741,934
Banco de Sabadell SA	272,376	920,923
Banco Santander SA	612,445	7,659,145
Banco Santander SA	5,106	64,460
Bankinter SA	46,869	787,430
CaixaBank SA	759,160	10,249,852
Cellnex Telecom SA	181,403	6,070,232
Grifols SA	26,349	285,240
Industria de Diseno Textil SA	196,315	12,098,750
Mapfre SA	150,458	703,552
Naturgy Energy Group SA	79,780	2,642,605
Repsol SA	100,895	2,605,139
Total		58,306,303
Sweden 1.9%
Alfa Laval AB	13,886	778,920
ASSA ABLOY AB, Class B	42,727	1,534,268
Atlas Copco AB, Class B	831,957	14,082,984
Epiroc AB, Class B	4,495	114,763
H & M Hennes & Mauritz AB	134,037	2,378,188
Hexagon AB, Class B	1,782,105	16,349,931
Indutrade AB	11,424	238,787
MIPS AB	10,596	277,348
Skandinaviska Enskilda Banken AB, Class A	294,074	5,876,994
Swedbank AB, Class A	15,545	573,997
Common Stocks (continued)
Issuer	Shares	Value ($)
Swedish Orphan Biovitrum AB(a)	9,982	477,580
Telefonaktiebolaget LM Ericsson, ADR	1,211,875	15,827,088
Telefonaktiebolaget LM Ericsson, Class B	281,226	3,667,244
Trelleborg AB, Class B	10,162	442,724
Total		62,620,816
Switzerland 4.3%
ABB Ltd.	117,150	12,526,546
ABB Ltd.	16,996	1,819,792
Alcon, Inc.	132,349	8,806,166
Alcon, Inc.	76,985	5,103,336
Cie Financiere Richemont SA, Class A, Registered Shares	44,847	9,629,504
Coca-Cola HBC AG(a)	8,897	510,372
Galderma Group AG(a)	16,387	3,466,694
Glencore PLC(a)	382,877	2,911,931
Huber + Suhner AG, Registered Shares	223	75,904
Logitech International SA	135,128	16,468,049
Logitech International SA	63,027	7,659,353
Lonza Group AG, Registered Shares	24,885	15,894,352
Novartis AG, ADR	3,979	597,526
Roche Holding AG, ADR	39,200	2,054,668
Sandoz Group AG, ADR	58,977	4,959,291
Schindler Holding AG	1,938	652,416
SGS SA, Registered Shares	84,300	9,581,131
Sika AG	48,110	9,390,272
Sonova Holding AG	6,410	1,692,051
UBS AG	181,450	8,569,133
UBS Group AG, Registered Shares	138,564	6,523,593
VAT Group AG	11,794	9,208,598
Total		138,100,678
Taiwan 2.2%
MediaTek, Inc.	98,000	13,323,257
Taiwan Semiconductor Manufacturing Co., Ltd.	500,400	37,072,302
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	50,900	21,299,105
Total		71,694,664
Multi-Manager International Equity Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
United Kingdom 15.6%
Admiral Group PLC	12,791	565,984
AJ Bell PLC	202,711	1,657,055
Associated British Foods PLC	15,967	390,733
AstraZeneca PLC	168,208	31,230,275
AstraZeneca PLC	20,645	3,829,612
AstraZeneca PLC	57,015	10,585,975
Autotrader Group PLC	42,476	251,052
Aviva PLC	127,211	1,047,117
Barclays Bank PLC	6,825,206	41,695,608
Berkeley Group Holdings PLC(a)	167,432	7,716,232
BP PLC	1,269,293	8,965,614
BP PLC, ADR	180,229	7,546,188
British American Tobacco PLC	148,001	9,157,799
BT Group PLC	296,697	832,018
CK Hutchison Holdings Ltd.	245,500	2,208,976
Coca-Cola Europacific Partners PLC	28,997	2,629,738
Compass Group PLC	403,128	12,928,431
DCC PLC	2,682	216,372
Diageo PLC	1,205,559	24,712,217
Experian PLC	416,061	14,368,138
Gamma Communications PLC	7,666	99,315
GSK PLC	100,527	2,541,990
Haleon PLC, ADR	69,190	626,861
Halma PLC	120,300	7,561,811
Hiscox Ltd.	17,718	415,473
IG Group Holdings PLC	253,322	6,108,160
Informa PLC	59,757	649,229
International Consolidated Airlines Group SA	27,742	159,756
International Consolidated Airlines Group SA	35,008	201,615
Kingfisher PLC	82,624	319,025
Legal & General Group PLC	345,247	1,256,697
Lloyds Banking Group PLC	7,608,147	10,406,691
London Stock Exchange Group PLC, ADR	715	21,729
M&G PLC	118,322	501,491
Melrose Industries PLC	2,263,877	14,287,190
National Grid PLC	1,572,636	25,241,662
NatWest Group PLC	2,253,187	18,121,795
Prudential PLC	1,033,756	14,707,824
Common Stocks (continued)
Issuer	Shares	Value ($)
Prudential PLC	4,650	67,068
Prudential PLC, ADR	66,520	1,913,115
Quilter PLC(b)	205,951	539,423
Quilter PLC(b)	226,122	590,766
Reckitt Benckiser Group PLC	511,394	31,471,867
RELX PLC	122,092	3,984,356
RELX PLC	743,863	24,641,027
Rio Tinto Ltd.	19,776	2,644,931
Rio Tinto PLC	132,328	14,054,748
Rolls-Royce Holdings PLC	2,405,656	43,282,157
Sage Group PLC (The)	574,883	6,503,249
Sage Group PLC (The), ADR	7,170	328,601
Scottish & Southern Energy PLC	226,091	7,070,592
Segro PLC	1,250,042	12,117,680
Smith & Nephew PLC	778,144	11,598,600
Smiths Group PLC	292,807	9,666,935
Standard Chartered PLC	580,033	15,533,145
Unilever PLC	84,745	4,775,513
Vodafone Group PLC	3,877,239	5,826,428
Vodafone Group PLC, ADR	1,349,501	20,188,535
Total		502,562,184
United States 4.0%
ARM Holdings PLC, ADR(a)	2,675	945,051
Carnival Corp., Ltd.	964,801	27,072,316
CRH PLC	67,537	7,347,350
Ferrovial NV	11,476	784,946
Ferrovial NV	3,271	222,461
GSK PLC, ADR	186,921	9,446,987
Octave Intelligence PLC, GDR(a)	178,211	3,038,019
Palo Alto Networks, Inc.(a)	37	10,423
Roche Holding Ag	116,635	49,074,227
Shell PLC	276,239	11,616,805
Smurfit WestRock PLC	388,763	15,997,598
Spotify Technology SA(a)	5,949	2,960,698
Total		128,516,881
Total Common Stocks (Cost $2,395,951,317)		3,159,801,799

Multi-Manager International Equity Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2026 (Unaudited)
Exchange-Traded Equity Funds 0.2%
	Shares	Value ($)
Supranational 0.1%
iShares MSCI Eurozone ETF	60,664	4,172,470
United States 0.1%
iShares Core MSCI EAFE ETF	1,378	135,072
Vanguard FTSE Emerging Markets ETF	19,612	1,174,366
Total		1,309,438
Total Exchange-Traded Equity Funds (Cost $4,979,991)		5,481,908

Preferred Stocks 0.1%
Issuer	Shares	Value ($)
Brazil 0.1%
Petroleo Brasileiro SA	219,800	1,837,421
South Korea 0.0%
Samsung Electronics Co., Ltd.	2,984	399,240
Total Preferred Stocks (Cost $2,278,495)		2,236,661

Warrants —%
Issuer	Shares	Value ($)
Canada —%
Constellation Software, Inc.(a),(c),(f) 03/31/2040	5,743	0
Total Warrants (Cost $—)		0

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.741%(h),(i)	41,459,463	41,442,880
Total Money Market Funds (Cost $41,442,836)		41,442,880
Total Investments in Securities (Cost $2,444,652,639)		3,208,963,248
Other Assets & Liabilities, Net		20,518,011
Net Assets		$3,229,481,259
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2026, the total value of these securities amounted to $6,361,321, which represents 0.20% of total net assets.

(c)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2026, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(d)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. At May 31, 2026, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Gazprom PJSC	11/11/2020-06/10/2021	1,247,200	3,820,620	—
GMK Norilskiy Nickel PAO	08/07/2019-08/16/2021	2,020,100	4,978,804	—
Lukoil PJSC	03/30/2020-12/29/2021	31,251	2,094,074	—
MMC Norilsk Nickel PJSC, ADR	08/07/2019-08/16/2021	5	123	—
Rosneft Oil Co. PJSC	03/31/2020-03/16/2021	563,548	3,458,257	—
Sberbank of Russia PJSC	03/29/2021-04/08/2021	436,630	1,642,454	—
			15,994,332	—

(e)
As a result of sanctions and restricted cross-border payments, certain payments have not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record payments when it is considered collectible.

(f)	Valuation based on significant unobservable inputs.
(g)
On May 25, 2022, the Office of Foreign Assets Control (OFAC) license permitting the holding of the Sberbank position expired, and the position is now considered blocked property. As such the security has been segregated on the Fund’s books and records and cannot be sold or transferred at this time.

(h)	The rate shown is the seven-day current annualized yield at May 31, 2026.
Multi-Manager International Equity Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
(i)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.741%
	13,693,380	509,431,136	(481,680,877)	(759)	41,442,880	1,271	889,238	41,459,463
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Multi-Manager International Equity Strategies Fund  | 2026

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You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT302_(07/26)